Share-based payment plans - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	4,051,000	4,815,000	6,542,000
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(1,290,000)	(761,000)	(1,722,000)
Forfeited, expired or cancelled (in shares) | shares	(3,000)	(3,000)	(5,000)
Ending balance (in shares) | shares	2,758,000	4,051,000	4,815,000
Options exercisable (in shares) | shares	2,758,000	4,051,000	4,815,000
Beginning balance (in USD per share) | $ / shares	$ 31.68	$ 29.8	$ 26.51
Granted (in USD per share) | $ / shares	0	0	0
Exercised (in USD per share) | $ / shares	26.33	19.79	17.33
Forfeited, expired or cancelled (in USD per share) | $ / shares	19.68	31.97	19.23
Ending balance (in USD per share) | $ / shares	34.19	31.68	29.8
Options exercisable (in USD per share) | $ / shares	$ 34.19	$ 31.68	$ 29.8